Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Reinsurance

18.	Reinsurance

Effective October 1, 1998, we reinsured certain policyholder liabilities and obligations related to individual life insurance (in conjunction with our former parent company’s sale of this business). These transactions were in the form of indemnity reinsurance arrangements, whereby the assuming companies contractually assumed certain policyholder liabilities and obligations, although we remain directly obligated to policyholders. The liability related to our obligation is recorded in future policy benefits and policyholders’ funds on our balance sheets. Assets related to and supporting these policies were transferred to the assuming companies, and we recorded a reinsurance recoverable.

There is not a material difference between premiums on a written basis versus an earned basis. Reinsurance recoveries were $634 million, $189 million and $110 million in 2015, 2014 and 2013, respectively. Reinsurance recoverables related to these obligations were approximately $1.2 billion at both December 31, 2015 and 2014 and $793 million at December 31, 2013, of which $681 million was associated with two reinsurers at December 31, 2015. Additionally, at December 31, 2015 and 2014, we recorded reinsurance recoverables under Health Care Reform’s temporary three-year reinsurance program of $394 million and $338 million, respectively. Refer to Note 2 beginning on page 88 for additional information about Health Care Reform’s temporary three-year reinsurance program, which expires at the end of 2016.

Effective January 1, 2012, we renewed our agreement with an unrelated insurer to reinsure fifty percent of our group term life and group accidental death and dismemberment insurance policies. During 2011 and 2010, we entered into agreements to reinsure certain Health Care insurance policies. We entered into these contracts to reduce the risk of catastrophic loss which in turn reduces our capital and surplus requirements. These contracts did not qualify for reinsurance accounting under GAAP, and consequently are accounted for using deposit accounting.

In May 2013, we entered into two agreements with unrelated reinsurers to reinsure a portion of our Medicare Advantage business and a portion of our group Commercial Insured Health Care business, respectively. These contracts did not qualify for reinsurance accounting under GAAP, and consequently are accounted for using deposit accounting.

In 2008, as a result of the liquidation proceedings of Lehman Re, a subsidiary of Lehman Brothers Holdings Inc., we recorded an allowance against our reinsurance recoverable from Lehman Re of $27.4 million ($42.2 million pretax). This reinsurance was placed in 1999 and was on a closed book of paid-up group whole life insurance business. In September 2008, we took possession of assets supporting the reinsurance recoverable, which previously were held as collateral in a trust. In 2013, we sold our claim against Lehman Re to an unrelated third party (including the reinsurance recoverable) and terminated the reinsurance arrangement. Upon the sale of the claim and termination of the arrangement, we reversed the related allowance thereby reducing other general and administrative expenses by $27.4 million ($42.2 million pretax) and recognized a $4.7 million ($7.2 million pretax) gain on the sale in fees and other revenue.

Effective 2015, 2014 and 2013, we entered into certain three to five-year reinsurance agreements with unrelated reinsurers. At December 31, 2015, 2014 and 2013, these agreements and similar agreements that have expired allowed us to reduce our required capital and provided an aggregate of $550 million, $500 million and $690 million, respectively, of collateralized excess of loss reinsurance coverage on a portion of our group Commercial Insured Health Care business.

In January 2016, we entered into four-year reinsurance agreements with Vitality Re VII Limited, an unrelated reinsurer. The agreements allow us to reduce our required capital and provide $200 million of collateralized excess of loss reinsurance coverage on a portion of our group Commercial Insured Health Care business.